SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation (Details)	12 Months Ended
Dec. 31, 2022 segment
Percentage of ownership interest held by the parent entity in the non stock subsidiary	100.00%
Number of operating segments	1
CASI Wuxi
Percentage of ownership interest held by the parent entity in the non stock subsidiary	80.00%